Inventories (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials and consumables		$ 240,836	$ 126,046	$ 70,134
Inventories in process		47,074	65,016	37,705
Finished goods		22,640	37,291	1,237
Total inventories		310,550	228,353	$ 109,076
Cost of merchandise sold		101,200	$ 29,400
Decreased in inventory	$ 47,300
Prepaid expenses		47,327
Pre-launch inventory awaiting facility approval
Inventories
Total inventories		$ 101,300